Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 22,709
Glencore pre-payment facility	5,602
Interest on Glencore pre-payment facility	199
Convertible debenture	10,000
Interest on convertible debenture	1,955
Projected pension contributions	6,937
Decommissioning provision	10,294
Other long-term liabilities	5,645
Total contractual maturities of financial liabilities on an undiscounted basis	63,341
Other Long-Term Liabilities [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	22,709
Glencore pre-payment facility	5,602
Interest on Glencore pre-payment facility	199
Convertible debenture
Interest on convertible debenture	602
Projected pension contributions	1,185
Decommissioning provision	15
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	30,312
Other Long-Term Liabilities [Member] | 2-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Interest on Glencore pre-payment facility
Convertible debenture
Interest on convertible debenture	1,200
Projected pension contributions	2,619
Decommissioning provision	189
Other long-term liabilities	5,095
Total contractual maturities of financial liabilities on an undiscounted basis	9,103
Other Long-Term Liabilities [Member] | 4-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Interest on Glencore pre-payment facility
Convertible debenture	10,000
Interest on convertible debenture	153
Projected pension contributions	2,078
Decommissioning provision
Other long-term liabilities	22
Total contractual maturities of financial liabilities on an undiscounted basis	12,253
Other Long-Term Liabilities [Member] | Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Interest on Glencore pre-payment facility
Convertible debenture
Interest on convertible debenture
Projected pension contributions	1,055
Decommissioning provision	10,090
Other long-term liabilities	528
Total contractual maturities of financial liabilities on an undiscounted basis	$ 11,673